PREPAID LAND LEASE PAYMENTS	12 Months Ended
Dec. 31, 2013
PREPAID LAND LEASE PAYMENTS [Abstract]
PREPAID LAND LEASE PAYMENTS

Note 7-PREPAID LAND LEASE PAYMENTS

	As of December 31,
	2012	2013
	RMB	RMB	US$
Prepaid land lease payments	44,656	44,656	7,377
Less: accumulated amortization	(447)	(1,340)	(222)
Net carrying value	44,209	43,316	7,155

Amortization expenses for prepaid land lease payments for the years ended December 2011, 2012 and 2013 were RMB nil, RMB447 and RMB893 (US$148), respectively. The Company expects to recognize RMB893 (US$148) in amortization expenses for each of the next five years.